Summary of Significant Accounting Policies (Details) - COLOMBIER ACQUISITION CORP. II [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Cash	$ 905,040	$ 1,292,907
Cash equivalents
Withdrawn trust account	2,000,000
Federal depository insurance coverage	$ 250,000
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase of warrants exercisable (in Shares)	10,666,667